Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies (Textual)
Rent expense	$ 4,019,641	$ 4,133,541	$ 5,400,809
Total fee	$ 3,000,000